Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	First Financial Bankshares, Inc.
Entity Central Index Key	0000036029
Entity Emerging Growth Company	false
Entity File Number	0-07674
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-0944023
Entity Address, Address Line One	400 Pine Street
Entity Address, City or Town	Abilene
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79601
City Area Code	325
Local Phone Number	627-7155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FFIN
Security Exchange Name	NASDAQ